Plant and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Plant and equipment, net

7 Plant and equipment, net

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Furniture and fittings	22,496	22,496	17,494
Machinery	142,419	142,419	110,754
Office equipment and computers	274,456	286,561	222,849
Renovation	49,406	598,188	465,190
Total	488,777	1,049,664	816,287
Less: Accumulated depreciation	(481,760)	(526,234)	(409,234)
Net book value	7,017	523,430	407,053

Based on the carrying value of definite-lived plant and equipment as of December 31, 2025, the Company estimates its depreciation expense for following years will be as follows:

Depreciation expense
S$
For years ended December 31,
2026	120,214
2027	109,756
2028	109,756
2029	109,756
Total depreciation expense	449,482

Depreciation expense of plant and equipment for the years ended December 31, 2024 and 2025 is S$56,412 and S$45,306 (US$35,233).